Losses and Loss Adjustment Expenses - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) commutation	Dec. 31, 2019 USD ($) commutation policy_buy_back	Dec. 31, 2018 USD ($) commutation
Effects of Reinsurance [Line Items]
Net liabilities relating to direct asbestos and environmental exposures	$ 1,900,000	$ 2,100,000
Asbestos and environmental liabilities	2,100,000	2,300,000
Increase (decrease) in asbestos and environmental reserves, gross	(178,200)	419,900
Increase (decrease) in asbestos and environmental reserves, net	(227,200)	374,700
Net losses paid, prior period	1,413,500	1,609,009	$ 1,158,614
Net incurred losses and LAE, current period	405,178	580,074	533,081
Changes in fair value - fair value option	119,046	117,181	6,664
Run-off
Effects of Reinsurance [Line Items]
Increase (reduction) in estimates of net ultimate losses, prior period	(127,116)	(219,085)	(286,439)
Net losses paid, prior period	1,064,911	1,182,804	838,812
Net change in case and LAE reserves, prior period	(449,610)	(553,996)	(552,124)
Downward incurred loss development	(742,417)	(847,893)	(573,127)
Net incurred losses and LAE, current period	30,165	123,559	12,451
Changes in fair value - fair value option	0	0	0
Run-off | Workers' compensation/personal accident
Effects of Reinsurance [Line Items]
Increase (reduction) in estimates of net ultimate losses, prior period	(183,335)	(136,418)	(154,560)
Net losses paid, prior period	142,790	208,961	139,226
Net change in case and LAE reserves, prior period	(176,927)	(156,435)	(178,138)
Increase (decrease) in reported losses	(34,100)
Downward incurred loss development	(149,198)	(188,944)	$ (115,648)
Reduction of open inventory claims, percentage			(78.00%)
Run-off | Workers' compensation, two portfolios
Effects of Reinsurance [Line Items]
Increase (reduction) in estimates of net ultimate losses, prior period		39,300
Net change in case and LAE reserves, prior period		53,600
Downward incurred loss development		14,300
Run-off | Six Communications
Effects of Reinsurance [Line Items]
Increase (reduction) in estimates of net ultimate losses, prior period	$ (10,800)	$ (6,100)
Number of commutations | commutation	10	6
Run-off | Seven Communications
Effects of Reinsurance [Line Items]
Increase (reduction) in estimates of net ultimate losses, prior period			$ (11,200)
Number of commutations | commutation			7
Run-off | Marine, aviation and transit
Effects of Reinsurance [Line Items]
Increase (reduction) in estimates of net ultimate losses, prior period	$ (31,089)	$ (20,408)	$ 2,443
Net losses paid, prior period	33,927	82,058	67,831
Net change in case and LAE reserves, prior period	(14,458)	(77,958)	(44,200)
Downward incurred loss development	(50,558)	(24,508)	(21,188)
Run-off | General Casualty
Effects of Reinsurance [Line Items]
Increase (reduction) in estimates of net ultimate losses, prior period	(25,663)	(6,742)	(34,444)
Net losses paid, prior period	170,502	175,044	141,624
Net change in case and LAE reserves, prior period	(68,744)	(89,968)	(115,240)
Downward incurred loss development	(127,421)	(91,818)	(60,828)
Run-off | Motor
Effects of Reinsurance [Line Items]
Increase (reduction) in estimates of net ultimate losses, prior period	147,765	(37,451)	(39,995)
Net losses paid, prior period	349,366	276,563	104,182
Net change in case and LAE reserves, prior period	(106,561)	(134,127)	(109,962)
Downward incurred loss development	(95,040)	(179,887)	(34,215)
Run-off | Professional indemnity/ Directors & Officers
Effects of Reinsurance [Line Items]
Increase (reduction) in estimates of net ultimate losses, prior period	(11,605)	(38,557)	19,681
Net losses paid, prior period	63,878	103,413	161,797
Net change in case and LAE reserves, prior period	3,698	(36,986)	(11,159)
Downward incurred loss development	(79,181)	(104,984)	(130,957)
Ceded reinsurance asset increase		13,500
Run-off | Asbestos
Effects of Reinsurance [Line Items]
Increase (reduction) in estimates of net ultimate losses, prior period	(18,501)	6,811	(64,949)
Net losses paid, prior period	132,853	118,557	108,248
Net change in case and LAE reserves, prior period	(1,300)	35,003	(21,535)
Downward incurred loss development	$ (150,054)	(146,749)	$ (151,662)
Volume of claims reported, percentage, less than			3.00%
Average cost per claims, percentage			5.00%
Run-off | Asbestos | Minimum
Effects of Reinsurance [Line Items]
Decrease in dismissal rate	2.00%
Run-off | Asbestos | Maximum
Effects of Reinsurance [Line Items]
Decrease in dismissal rate	3.00%
Run-off | Asbestos Exposure, Six Commutations
Effects of Reinsurance [Line Items]
Increase (reduction) in estimates of net ultimate losses, prior period		$ (9,800)
Number of commutations | commutation		6
Run-off | Asbestos Exposure, Eight Communications and Two Policy Buy-Backs
Effects of Reinsurance [Line Items]
Increase (reduction) in estimates of net ultimate losses, prior period			$ (9,500)
Number of commutations | commutation			8
Number of policy buy-backs | policy_buy_back		2
Run-off | Product And Service Other Than Workers' Compensation
Effects of Reinsurance [Line Items]
Increase (reduction) in estimates of net ultimate losses, prior period	$ (12,300)
Number of commutations | commutation	15
Legacy Underwriting
Effects of Reinsurance [Line Items]
Increase (reduction) in estimates of net ultimate losses, prior period	$ (3,109)	$ 108,202	$ 117,585
Net losses paid, prior period	348,589	426,205	319,802
Net change in case and LAE reserves, prior period	(145,778)	(109,695)	(87,386)
Downward incurred loss development	(205,920)	(208,308)	(114,831)
Increase (decrease) in net incurred losses and LAE, current period	(190,600)	(73,100)
Net incurred losses and LAE, current period	375,013	456,515	520,630
Changes in fair value - fair value option	0	$ 0	0
Legacy Underwriting | COVID-19 | StarStone
Effects of Reinsurance [Line Items]
Net incurred losses and LAE, current period	52,800
Legacy Underwriting | COVID-19 | Atrium
Effects of Reinsurance [Line Items]
Net incurred losses and LAE, current period	$ 18,400
Short-duration Insurance Contracts, Accident Years 1995-2005 | Run-off | Workers' compensation/personal accident
Effects of Reinsurance [Line Items]
Increase (reduction) in estimates of net ultimate losses, prior period			22,700
Net change in case and LAE reserves, prior period			(37,000)
Downward incurred loss development			(14,300)
Short-duration Insurance Contracts, Accident Years 2010-2014 | Run-off | Workers' compensation/personal accident
Effects of Reinsurance [Line Items]
Increase (reduction) in estimates of net ultimate losses, prior period			$ (30,200)